Directors', supervisors' and senior management's emoluments (Five highest paid individuals) (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / employees employees	Dec. 31, 2017 CNY (¥) employees	Dec. 31, 2016 CNY (¥)
Five highest paid individuals [line items]
Pension	¥ 1,292	¥ 1,511	¥ 1,521
Total	¥ 8,046	¥ 9,187	9,746
Five highest paid individuals [member]
Five highest paid individuals [line items]
Number of directors | employees	0	0
Number of non-directors | employees	5	5
Basic salaries	¥ 1,500	¥ 1,524	1,213
Performance salaries	2,100	1,800	1,440
Pension	679	648	502
Total	¥ 4,279	¥ 3,972	¥ 3,155
Five highest paid individuals [member] | Bottom of range [member]
Five highest paid individuals [line items]
Emoluments payable to each person of five highest paid individuals | ¥ / employees	0
Five highest paid individuals [member] | Top of range [member]
Five highest paid individuals [line items]
Emoluments payable to each person of five highest paid individuals | ¥ / employees	860,000